Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Carring value, beginning of period	R 156	[1]	R 560		R 279
Additions and modifications	510		10		164
Right-of-use assets acquired on acquisition of subsidiaries	0		3		297
Assets derecognised with deemed disposal of interest in joint operation	0		0		(2)
Impairment of right-of-use assets - mining assets	(16)		(60)		0
Depreciation	(110)		(109)		(210)
Transfers and other movements	0		(244)		15
Foreign currency translation	(8)		(4)		17
Carrying value, end of period	R 532		R 156	[1]	R 560

[1]	Amount for 31 December 2024 was revised (see note 16.2)